SEGMENT REPORTING (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Segment Reporting Information [Line Items]
Revenues from external customers	$ 544,325	$ 531,379	$ 521,332
Costs of revenue	338,599	316,977	345,709
Gross profit	205,726	214,402	175,623
IA [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	182,901	213,252	224,366
Costs of revenue	113,314	119,520	143,645
Gross profit	69,587	93,732	80,721
Rail [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	240,310	193,274	178,134
Costs of revenue	131,043	97,503	104,055
Gross profit	109,267	95,771	74,079
M&E [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	95,277	110,030	108,846
Costs of revenue	82,900	93,452	93,459
Gross profit	12,377	16,578	15,387
Miscellaneous [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	25,837	14,823	9,986
Costs of revenue	11,342	6,502	4,550
Gross profit	$ 14,495	$ 8,321	$ 5,436